Non-Current Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Movements in Non-current Provisions
The table below shows movements in provisions:

(€ million)	Provisions for pensions & other post-employment benefits	Provisions for other long-term benefits	Restructuring provisions		Other provisions		Total
Balance at January 1, 2021	3,497	879	868		1,975		7,219
Increases in provisions and other liabilities	107	87	4		90		288
Provisions utilized	(63)	(74)	(4)		(58)		(199)
Reversals of unutilized provisions	(4)	(1)	(1)		(83)	(a)	(89)
Transfers	(3)	(2)	(159)	(b)	(28)		(192)
Net interest related to employee benefits, and unwinding of discount	22	1	—		4		27
Currency translation differences	37	13	1		16		67
Actuarial gains and losses on defined-benefit plans	(328)	—	—		—		(328)
Balance at June 30, 2021	3,265	903	709		1,916		6,793
(a)Amounts charged during the first half of 2021 relate mainly to provisions for products, litigation and other liabilities.
(b)This movement includes transfers between current and non-current.

Disclosure of Remeasuresment of Net Defined Benefit Liability Asset
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

(€ million)	June 30, 2021 (6 months)		June 30, 2020 (6 months)		December 31, 2020 (12 months)
Actuarial gains/(losses) on plan assets	(24)		308		696
Actuarial gains/(losses) on benefit obligations	352	(a)	(454)	(b)	(963)
(a)Includes the effects of (i) the change in discount rates (in a range between +0.50% and +0.30%) and (ii) the change in the inflation rate in the United Kingdom (+0.20%) and in the Eurozone (+0.25%) in the first half of 2021.
(b)Includes the effects of (i) the change in the discount rate in the United Kingdom and the United States (-0.50%) and (ii) the change in the inflation rate in the United Kingdom (-0.05%) in the first half of 2020.